Fair Value Measurements (Details - Level 3 rollforwards) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains (losses) included in shareholders' net income:
GMIB fair value (gain) loss	$ 234	$ 55	$ (304)
Changes In Level 3 Separate Account Assets [Abstract]
Beginning Balance	750	594	550
Policyholder gains (losses)	114	71
Purchases	257	211
Sales	(51)	(145)
Settlements	(152)	(76)
Purchases, sales, settlements	54	(10)
Transfers into/(out of) Level 3:
Transfers into Level 3	4	9
Transfers out of Level 3	(16)	(26)
Total transfers into/(out of) Level 3	(12)	(17)
Ending Balance	750	594	550
Guaranteed Minimum Income Benefits Liabilities [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at January 1,	(1,333)	(903)	(903)
Gains (losses) included in shareholders' net income:
GMIB fair value (gain) loss	(504)	(112)
Other	0	0
Total gains (losses) included in shareholders' net income	(504)	(112)
Gains or losses included in other comprehensive income	0	0
Gains required to adjust future policy benefits for settlement annuities	0	0
Purchases	0	0
Sales	0	0
Settlements	74	112
Total purchases, sales, settlements	74	112
Transfers into/(out of) Level 3:
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Total transfers into/(out of) Level 3	0	0
Balance at December 31,	(1,333)	(903)	(903)
Total gains (losses) included in income attributable to instruments held at the reporting date	(504)	(112)
Guaranteed Minimum Income Benefits Net [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at January 1,	(621)	(423)	(421)
Gains (losses) included in shareholders' net income:
GMIB fair value (gain) loss	(234)	(55)
Other	0	0
Total gains (losses) included in shareholders' net income	(234)	(55)
Gains or losses included in other comprehensive income	0	0
Gains required to adjust future policy benefits for settlement annuities	0	0
Purchases	0	0
Sales	0	0
Settlements	36	53
Total purchases, sales, settlements	36	53
Transfers into/(out of) Level 3:
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Total transfers into/(out of) Level 3	0	0
Balance at December 31,	(621)	(423)	(421)
Total gains (losses) included in income attributable to instruments held at the reporting date	(234)	(55)
Fixed Maturities And Equity Securities [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at January 1,	1,002	933	845
Gains (losses) included in shareholders' net income:
GMIB fair value (gain) loss	0	0
Other	10	27
Total gains (losses) included in shareholders' net income	10	27
Gains or losses included in other comprehensive income	7	10
Gains required to adjust future policy benefits for settlement annuities	41	34
Purchases	129	39
Sales	(20)	(1)
Settlements	(61)	(112)
Total purchases, sales, settlements	48	(74)
Transfers into/(out of) Level 3:
Transfers into Level 3	81	155
Transfers out of Level 3	(118)	(64)
Total transfers into/(out of) Level 3	(37)	91
Balance at December 31,	1,002	933	845
Total gains (losses) included in income attributable to instruments held at the reporting date	6	18
Guaranteed Minimum Income Benefits Assets [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at January 1,	712	480	482
Gains (losses) included in shareholders' net income:
GMIB fair value (gain) loss	270	57
Other	0	0
Total gains (losses) included in shareholders' net income	270	57
Gains or losses included in other comprehensive income	0	0
Gains required to adjust future policy benefits for settlement annuities	0	0
Purchases	0	0
Sales	0	0
Settlements	(38)	(59)
Total purchases, sales, settlements	(38)	(59)
Transfers into/(out of) Level 3:
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Total transfers into/(out of) Level 3	0	0
Balance at December 31,	712	480	482
Total gains (losses) included in income attributable to instruments held at the reporting date	$ 270	$ 57